Stradley Ronon Stevens & Young, LLP 2600 One Commerce Square Philadelphia, PA 19103-7098 Telephone 215.564.8000 Fax 215.564.8120 www.stradley.com

Mark A. Sheehan

MSheehan@stradley.com

215.564.8027

March 20, 2009

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C.  20549-9303

Re:	DFA Investment Dimensions Group Inc. (File Nos. 2-73948 and 811-3258)
Preliminary Proxy Solicitation Materials

Ladies and Gentlemen:

Submitted herewith for filing electronically via the EDGAR system, on behalf of DFA Investment Dimensions Group Inc. (the “Registrant” or “DFAIDG”), pursuant to Rule 14a-6(a) of the Securities Exchange Act of 1934, as amended, are a Notice of Internet Availability of Proxy Materials, a copy of the preliminary proxy statement, and form of proxy to be used in connection with a special joint meeting of shareholders (the “Meeting”), which will include the following six series of DFAIDG:  the VA U.S. Large Value Portfolio, the VA U.S. Targeted Value Portfolio, the VA International Value Portfolio (the “International Fund”), the VA International Small Portfolio, the VA Short-Term Fixed Portfolio, and the VA Global Bond Portfolio (together with the International Fund, the “VA Funds”).

The Meeting is scheduled to be held on June 2, 2009.  Definitive proxy solicitation materials are expected to be transmitted to shareholders beginning on or about April 1, 2009.  Under separate cover, the Registrant is submitting, for the Staff’s review and comment, preliminary proxy solicitation materials relating to the series of the Registrant, other than the VA Funds, which also will be participating in the Meeting.

As described in the preliminary proxy statement, among the items to be considered by shareholders of the VA Funds at the Meeting are:

•                  the election of directors of DFAIDG;

•                  the approval of Articles of Amendment and Restatement for DFAIDG;

•                  the standardization of certain fundamental investment restrictions for the VA Funds;

•                  the elimination of certain fundamental investment restrictions for the VA Funds; and

•                  the approval of two Sub-Advisory Agreements for the International Fund.

Philadelphia, PA • Malvern, PA • Harrisburg, PA • Wilmington, DE • Cherry Hill, NJ • Washington, DC

A Pennsylvania Limited Liability Partnership

Please direct any questions or comments regarding this filing to the undersigned at (215) 564-8027 or, in my absence, to Jana L. Cresswell, Esq. at (215) 564-8048.

Sincerely yours,

/s/ Mark A. Sheehan
Mark A. Sheehan, Esq.

cc:	U. S. Securities and Exchange Commission
Patrick R. Scott
Dimensional Fund Advisors LP
Catherine L. Newell, Esq.
Beth Ann Dranguet, Esq.